Related Party Transactions (Details) - Schedule of Amount Due to Related Parties - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Jiangsu Health Pharmaceutical Investment Co., Ltd. [Member]
Schedule of Amount Due to Related Parties [Line Items]
Due to related parties	$ 1,047,550	$ 2,910,088
Feng Zhou [Member]
Schedule of Amount Due to Related Parties [Line Items]
Due to related parties		1,823,679
Jiangsu Sutaitang Online Commercial Co., Ltd. [Member]
Schedule of Amount Due to Related Parties [Line Items]
Due to related parties		320,202
Jun Zheng [Member]
Schedule of Amount Due to Related Parties [Line Items]
Due to related parties		14,025
Xiaodong Pan [Member]
Schedule of Amount Due to Related Parties [Line Items]
Due to related parties		73,110
Zhijun Xiao [Member]
Schedule of Amount Due to Related Parties [Line Items]
Due to related parties		62,658
Related Party [Member]
Schedule of Amount Due to Related Parties [Line Items]
Due to related parties	$ 1,047,550	$ 5,203,762